Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2012
Financial Instruments [Abstract]
Notional amounts of derivative instruments outstanding
The notional amounts of derivative instruments outstanding at August 31, 2012 and 2011, were as follows (in millions):

	2012	2011
Derivatives designated as hedges:
Interest rate swaps	$1,800	$1,550
Forward interest rate swaps	1,000	-

Fair value balance sheet presentation
The fair value and balance sheet presentation of derivative instruments at August 31, 2012, were as follows (in millions):

	Location in Consolidated Balance Sheet	2012	2011
Asset derivatives designated as hedges:
Interest rate swaps	Other current assets	$24	$-
Forward interest rate swaps	Other non-current assets	-	-
Interest rate swaps	Other non-current assets	39	63